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                              European Equity Fund
                            Pacific Basin Equity Fund

                                  ANNUAL REPORT
                                October 31, 1998

                     THE 59 WALL STREET EUROPEAN EQUITY FUND
                            PORTFOLIO OF INVESTMENTS
                                October 31, 1998

   Shares                                                             Value
   ------                                                             -----
            COMMON STOCKS & WARRANTS (98.2%)

            FINLAND (3.0%)
            MULTI-INDUSTRY
   50,550   Nokia AB ............................................. $  4,600,471
                                                                   ------------
            TOTAL FINLAND ........................................    4,600,471
                                                                   ------------
            FRANCE (13.9%)
            BANKING
   54,100   Banque National de Paris CI ..........................    3,426,590
                                                                   ------------
            CAPITAL EQUIPMENT
   44,700   Alcatel Alsthom SA ...................................    4,980,165
                                                                   ------------
            ENERGY
   28,900   Elf Aquitaine SA .....................................    3,344,679
   31,400   Total SA .............................................    3,622,707
                                                                   ------------
                                                                      6,967,386
                                                                   ------------
            MEDIA
   12,700   Canal Plus ...........................................    3,081,337
                                                                   ------------

            SERVICES
   14,700   Accor SA .............................................    3,087,691
                                                                   ------------
            TOTAL FRANCE .........................................   21,543,169
                                                                   ------------
            GERMANY (6.4%)
            BANKING
   41,890   Deutsche Pfandbrief-und
              Hypothekenbank AG ..................................    3,363,338
                                                                   ------------
            CAPITAL EQUIPMENT
   55,000   SAP AG ADR ...........................................    2,320,313
                                                                   ------------
            INSURANCE
   12,594   Allianz AG Registered ................................    4,322,179
                                                                   ------------
            TOTAL GERMANY ........................................   10,005,830
                                                                   ------------
            IRELAND (3.9%)
            BANKING
  160,000   Allied Irish Banks, Plc ..............................    2,310,846
                                                                   ------------
            CONSUMER NON-DURABLES
1,800,000   Waterford Wedgewood, Plc .............................    1,622,701
                                                                   ------------
            PHARMACEUTICALS
   31,500   Elan Corp., Plc. ADR* ................................    2,206,969
                                                                   ------------
            TOTAL IRELAND ........................................    6,140,516
                                                                   ------------
            ITALY (11.6%)
            ENERGY
  648,000   Ente Nazionale Idrocarbun
              SpA (ENI) ..........................................    3,861,006
                                                                   ------------
            INSURANCE
  140,000   Assicurazioni Generali ...............................    4,988,783
                                                                   ------------

            TELECOMMUNICATIONS
  778,200   Telecom Italia Mobile SpA ............................    4,518,121
  641,000   Telecom Italia SpA ...................................    4,631,323
                                                                   ------------
                                                                      9,149,444
                                                                   ------------
            TOTAL ITALY ..........................................   17,999,233
                                                                   ------------
            NETHERLANDS (5.8%)
            CONSUMER GOODS
   57,062   Heineken NV ..........................................    3,038,705
                                                                   ------------
            FINANCE
   46,000   Fortis Amev NV .......................................    2,986,326
                                                                   ------------
            SERVICES
   91,600   Ahold (Kon)NV ........................................    3,044,427
                                                                   ------------
            TOTAL NETHERLANDS ....................................    9,069,458
                                                                   ------------
            SPAIN (11.8%)
            ENERGY
   76,440   Repsol SA ............................................    3,836,652
                                                                   ------------
            FINANCE
  345,300   Banco Bilbao Vizcaya SA ..............................    4,657,603
  258,929   Banco Santander SA ...................................    4,742,559
                                                                   ------------
                                                                      9,400,162
                                                                   ------------
            UTILITIES
  114,447   Telefonica de Espana SA ..............................    5,167,421
                                                                   ------------
            TOTAL SPAIN ..........................................   18,404,235
                                                                   ------------
            SWEDEN (6.5%)
            CAPITAL EQUIPMENT
  101,900   Atlas Copco ..........................................    2,375,839
  205,000   Ericsson (LM) Telephone Co.
              Class 'B' ..........................................    4,622,086
                                                                   ------------
                                                                      6,997,925
                                                                   ------------
            CONSUMER DURABLES
  203,000   Electrolux AB ........................................    3,055,662
                                                                   ------------
            TOTAL SWEDEN .........................................   10,053,587
                                                                   ------------

                     THE 59 WALL STREET EUROPEAN EQUITY FUND
                            PORTFOLIO OF INVESTMENTS
                          October 31, 1998 (continued)

   Shares                                                             Value
   ------                                                             -----
            SWITZERLAND (9.3%)
            BANKING
   18,300   Union Bank of Switzerland AG ......................... $  5,016,196
                                                                   ------------
            CONSUMER NON-DURABLES
    2,380   Nestle AG Registered .................................    5,057,478
                                                                   ------------
            PHARMACEUTICALS
    2,430   Novartis AG Bearer ...................................    4,371,239
                                                                   ------------
            TOTAL SWITZERLAND ....................................   14,444,913
                                                                   ------------
            UNITED KINGDOM (26.0%)
            BANKING
  128,000   Barclays, Plc ........................................    2,757,185
                                                                   ------------
            CONSUMER GOODS
  280,000   Smithkline Beecham, Plc ..............................    3,500,709
                                                                   ------------
            ENERGY
  320,000   British Petroleum Co., Plc ...........................    4,697,069
  275,000   PowerGen, Plc ........................................    3,889,258
                                                                   ------------
                                                                      8,586,327
                                                                   ------------
            FOOD & BEVERAGES
  254,880   Diageo, Plc ..........................................    2,751,521
                                                                   ------------
            PHARMACEUTICALS
  115,000   Glaxo Wellcome, Plc ..................................    3,572,343
                                                                   ------------
            REAL ESTATE
  380,000   British Land Co., Plc. (The) .........................    3,052,827
  220,000   Land Securities, Plc .................................    3,102,201
                                                                     ----------
                                                                      6,155,028
                                                                   ------------
            SERVICES
  315,000   BAA, Plc .............................................    3,545,522
  210,000   Granada Group, Plc ...................................    3,165,048
  135,000   Railtrack Group, Plc .................................    3,626,487
                                                                   ------------
                                                                     10,337,057
                                                                   ------------
            TELECOMMUNICATIONS
  220,000   British Telecom, Plc .................................    2,842,610
                                                                   ------------
            TOTAL UNITED KINGDOM .................................   40,502,780
                                                                   ------------
            TOTAL COMMON STOCKS
              AND WARRANTS
             (identified cost $122,208,740) .....................   152,764,192
                                                                   ------------
            TIME DEPOSIT (3.6%)
5,528,000   State Street Bank (Cayman)
              4.75%, 11/2/98 (identified
              cost $5,528,000) ...................................    5,528,000
                                                                   ------------

TOTAL INVESTMENTS (identified cost $127,736,740) (a) ..... 101.8%  $158,292,192
CASH AND OTHER ASSETS LESS LIABILITIES ...................  (1.8)    (2,735,441)
                                                           -----   ------------
NET ASSETS ............................................... 100.0%  $155,556,751
                                                           =====   ============
---------------
*   Non-income producing security.
(a) The aggregate cost for federal income tax purposes is $129,332,208, the aggregate gross unrealized appreciation is $32,642,708, and the aggregate gross unrealized depreciation is $3,682,724, resulting in net unrealized appreciation of $28,959,984.

                       See Note to Financial Statements.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 1998


ASSETS:
      Investments in securities, at value (identified cost
         $127,736,740) (Note 1) ................................   $158,292,192
      Cash (including $110,618 in foreign currency) ............        111,337
      Receivables for:
        Investments sold .......................................      6,209,782
        Foreign tax reclaim ....................................        308,994
        Dividends ..............................................        184,057
        Capital stock sold .....................................        144,127
                                                                   ------------
             Total Assets ......................................   $165,250,489
                                                                   ------------

LIABILITIES:
      Payables for:
        Investments purchased ..................................      9,231,560
        Capital stock redeemed .................................        257,953
        Investment advisory fee (Note 2) .......................         77,764
        Shareholder servicing/eligible institution fees (Note 2)         29,909
        Administrative fee (Note 2) ............................         17,945
        Accrued expenses and other liabilities .................         78,607
                                                                   ------------
             Total Liabilities .................................      9,693,738
                                                                   ------------
NET ASSETS .....................................................   $155,556,751
                                                                   ============
Net Assets Consist of:
      Paid-in capital ..........................................   $106,472,251
      Accumulated undistributed net investment income ..........      2,106,080
      Accumulated net realized gain ............................     16,401,088
      Net unrealized appreciation ..............................     30,577,332
                                                                   ------------
Net Assets .....................................................   $155,556,751
                                                                   ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
     ($155,556,751 / 3,983,600 shares) .........................         $39.05
                                                                         ======

                       See Note to Financial Statements.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND
                             STATEMENT OF OPERATIONS
                                October 31, 1998

INVESTMENT INCOME:
      Income:
         Dividends (net of foreign withholding taxes
           of $436,913) .......................................    $  2,843,305
         Interest .............................................          15,720
                                                                   ------------
             Total Income .....................................       2,859,025
                                                                   ------------
      Expenses:
         Investment advisory fee (Note 2) .....................       1,045,922
         Shareholder servicing/eligible institution
           fees (Note 2) ......................................         402,278
         Administrative fee (Note 2) ..........................         241,367
         Custodian fee (Note 3) ...............................         226,516
         Directors' fees and expenses (Note 2) ................          10,406
         Miscellaneous expenses ...............................           5,466
                                                                   ------------
         Total Expenses .......................................       1,931,955
             Fees paid indirectly .............................         (34,828)
                                                                   ------------
             Net Expenses .....................................       1,897,127
                                                                   ------------
      Net Investment Income ...................................         961,898
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (Notes 1 and 3):
      Net realized gain on investments and foreign exchange
        transactions ..........................................      18,182,740
      Net change in unrealized appreciation on investments
        and foreign exchange translations .....................       8,405,926
                                                                   ------------
             Net Realized and Unrealized Gain .................      26,588,666
                                                                   ------------
      Net Increase in Net Assets Resulting from Operations ....    $ 27,550,564
                                                                   ============

                       See Note to Financial Statements.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     For the years ended October 31,
                                                                     -------------------------------
                                                                           1998            1997
                                                                       -----------     ------------
INCREASE (DECREASE) IN NET ASSETS:
      Operations:
         Net investment income ....................................   $     961,898    $   1,587,020
         Net realized gain on investments and foreign exchange
            transactions ..........................................      18,182,740       18,918,927
         Net change in unrealized appreciation on investments
            and foreign currency translations .....................       8,405,926        3,865,165
                                                                      -------------    -------------
            Net increase in net assets resulting from operations ..      27,550,564       24,371,112
                                                                      -------------    -------------
      Dividends and distributions declared (Note 1):
         From net investment income ...............................      (1,180,532)      (1,711,429)
         From net realized gains ..................................     (19,684,595)      (9,446,042)
                                                                      -------------    -------------
            Total dividends and distributions declared ............     (20,865,127)     (11,157,471)
                                                                      -------------    -------------

      Capital stock transactions (Note 4):
         Net proceeds from sales of capital stock .................     150,544,385       25,594,329
         Net asset value of capital stock issued to shareholders in
            reinvestment of distributions .........................       1,850,819          706,526
         Net cost of capital stock redeemed .......................    (157,702,565)     (31,685,844)
                                                                      -------------    -------------
            Net decrease in net assets resulting from capital
               stock transactions .................................      (5,307,361)      (5,384,989)
                                                                      -------------    -------------

               Total increase in net assets .......................       1,378,076        7,828,652

NET ASSETS:
      Beginning of year ...........................................     154,178,675      146,350,023
                                                                      -------------    -------------
      End of year (including undistributed net investment income
         of $324,813 and $543,447, respectively) ..................   $ 155,556,751    $ 154,178,675
                                                                      =============    =============

                       See Note to Financial Statements.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND
                              FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each year

                                                               For the years ended October 31,
                                                ------------------------------------------------------------
                                                 1998         1997          1996         1995          1994
                                                 -----        -----        ------        -----        ------
Net asset value, beginning of year..........    $38.02       $35.02        $31.95       $31.82        $31.17

Income from investment operations:
  Net investment income.....................      0.42         0.39          0.38(1)      0.45          0.39
  Net realized and unrealized gain..........      6.06         5.29          4.08         2.09          1.80

Less dividends and distributions (Note 1):
  From net investment income................     (0.31)       (0.41)         --           --           (0.25)
  From net realized gains...................     (5.14)       (2.27)        (1.39)       (2.41)        (1.29)
                                                ------       ------        ------       ------        ------
Net asset value, end of year................    $39.05       $38.02        $35.02       $31.95        $31.82
                                                ======       ======        ======       ======        ======
Total Return................................     19.34%       17.28%        14.63%        9.42%         7.35%

Ratios/Supplemental Data:
  Net assets, end of year (000's omitted)... $155,557      $154,179      $146,350     $116,955      $110,632
  Expenses as a percentage of average
    net assets:
    Expenses paid by Fund...................     1.18%         1.32%         1.23%        1.24%         1.37%
    Expenses paid by commissions(2) ..........     0.01%         0.01%         0.01%        0.05%          n/a
    Expense offset arrangement..............     0.02%         0.03%         0.09%        0.14%          n/a
                                               ------        ------        ------       ------        ------
        Total expenses......................     1.21%         1.36%         1.33%        1.43%         1.37%
  Ratio of net investment income to
    average net assets......................     0.60%         1.02%         1.16%        1.55%         1.30%
  Portfolio turnover rate...................       56%           82%           42%          72%          124%

----------------
(1) Calculated using average shares outstanding for the year.

         (2) A portion of the Fund's securities transactions are directed to certain unaffiliated brokers which in turn use a portion of the commissions they receive from the Fund to pay other unaffiliated service providers on behalf of the Fund for services provided for which the Fund would otherwise be obligated to pay.

                       See Notes to Financial Statements.

                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND
                            PORTFOLIO OF INVESTMENTS
                                October 31, 1998

   Shares                                                              Value
   ------                                                              -----
            COMMON STOCKS & WARRANTS (107.6%)

            AUSTRALIA (5.6%)
            CONSUMER GOODS
  495,000   Coca-Cola Amatil, Ltd. ...............................  $ 1,828,794
                                                                    -----------
            TOTAL AUSTRALIA ......................................    1,828,794
                                                                    -----------
            INDIA (2.2%)
            CONSUMER DURABLES
   11,700   Bajaj Auto, Ltd.* ....................................      152,894
                                                                    -----------
            FINANCE
   361,050  Industrial Credit & Investment
              Corp. of India, Ltd. ...............................      349,335
                                                                    -----------
            MATERIALS
  189,000   Indo Gulf Fertilisers and
              Chemicals Corp., Ltd. GDR ..........................      151,200
   55,000   Indo Gulf Fertilisers and
              Chemicals Corp., Ltd. GDR ..........................       44,000
    7,200   Reliance Industries, Ltd. GDR ........................       18,639
                                                                    -----------
                                                                        213,839
                                                                    -----------
            TOTAL INDIA ..........................................      716,068
                                                                    -----------
            JAPAN (84.5%)
            CHEMICALS
   63,000   Shin-Etsu Chemical Co. ...............................    1,253,731
      170   Shin-Etsu Chemical Co.
              (Warrants)* ........................................      208,250
                                                                    -----------
                                                                      1,461,981
                                                                    -----------
            COMPUTER SOFTWARE
   38,000   Meitec Corp. .........................................      733,402
                                                                    -----------
            CONSUMER DURABLES
   82,000   Makita Corp. .........................................      866,564
                                                                    -----------

            CONSUMER ELECTRONICS
   37,000   Canon, Inc. ..........................................      699,820
   10,000   Sony Corp. ...........................................      634,757
                                                                    -----------
                                                                      1,334,577
                                                                    -----------
            CONSUMER GOODS
   30,000   Honda Motor Co., Ltd. ................................      900,669
  109,000   Kirin Brewery Co., Ltd. ..............................    1,187,425
   45,000   Shimano, Inc. ........................................      995,883
  112,000   Suzuki Motor Corp. ...................................    1,288,317
                                                                    -----------
                                                                      4,372,294
                                                                    -----------
            CONSUMER NON-DURABLES
   23,000   Fuji Photo Film Co., Ltd. ............................      842,426
   14,900   Nintendo Co., Ltd. ...................................    1,260,199
                                                                    -----------
                                                                      2,102,625
                                                                    -----------
            ELECTRIC COMPONENTS
  100,000   Minebea Co., Ltd. ....................................      939,269
   10,000   Rohm Co., Ltd. .......................................      883,513
   14,000   TDK Corp. ............................................      922,285
                                                                    -----------
                                                                      2,745,067
                                                                    -----------
            ELECTRONIC TECHNOLOGY
   33,000   Tokyo Electron, Ltd. .................................    1,072,825
                                                                    -----------
            FINANCE
      150   Merrill Lynch & Co., Inc.
              International (Warrants)* ..........................      123,750
   19,700   Orix Corp. ...........................................    1,411,005
                                                                    -----------
                                                                      1,534,755
                                                                    -----------
            MATERIALS
   46,000   Bridgestone Corp. ....................................    1,012,095
   89,000   Kurita Water Industries, Ltd. ........................    1,183,308
                                                                    -----------
                                                                      2,195,403
                                                                    -----------
            MULTI-INDUSTRY
  399,636   Prospect Japan Fund* .................................    1,318,799
                                                                    -----------
            PHARMACEUTICALS
   82,000   Santen Pharmaceutical
              Co., Ltd. ..........................................    1,406,056
   26,000   Yamanouchi Pharmaceutical
              Co., Ltd. ..........................................      744,896
      140   Yamanouchi Pharmaceutical
              Co., Ltd. (Warrants)* ..............................      206,500
                                                                    -----------
                                                                      2,357,452
                                                                    -----------
            REAL ESTATE
    4,900   Oriental Land Co., Ltd. ..............................      195,855
                                                                    -----------
            RETAIL
   15,000   Ito-Yokato Co., Ltd. .................................      874,936
                                                                    -----------
            SERVICES
   30,700   Benesse Corp. ........................................    1,408,861
   38,000   Credit Saison Co., Ltd. ..............................      894,750
      200   Credit Saison Co., Ltd. ..............................
              (Warrants)* ........................................      280,000
  164,000   Daikin Industries, Ltd. ..............................    1,295,625
                                                                    -----------
                                                                      3,879,236
                                                                    -----------

                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND
                            PORTFOLIO OF INVESTMENTS
                          October 31, 1998 (continued)

  Shares                                                               Value
 --------                                                           -----------
            JAPAN (continued)
            TELECOMMUNICATIONS
       15   NTT Mobile Communications
              Network, Inc. ......................................  $   541,688
                                                                    -----------
            TOTAL JAPAN ..........................................   27,587,459
                                                                    -----------
            PAKISTAN (0.0%)
            MATERIALS
       65   Crescent Textile Mills, Ltd.* ........................            9
                                                                    -----------
            TOTAL PAKISTAN .......................................            9
                                                                    -----------
            SINGAPORE (6.2%)
            CONSUMER GOODS
  630,000   Fraser & Neave........................................    2,012,903
                                                                    -----------
            TOTAL SINGAPORE ......................................    2,012,903
                                                                    -----------

            SOUTH KOREA (9.1%)
            ELECTRIC COMPONENTS
   39,467   Samsung Electronics Co. ..............................    1,615,171
                                                                    -----------
            MATERIALS
   75,000   Pohang Iron & Steel Ltd., ADR ........................    1,350,000
                                                                    -----------
            TOTAL SOUTH KOREA ....................................    2,965,171
                                                                    -----------


TOTAL INVESTMENTS (identified cost $33,056,782) (a) ........ 07.6%  $35,110,404
CASH AND OTHER ASSETS LESS LIABILITIES ..................... (7.6)   (2,480,028)
                                                             -----  -----------
NET ASSETS ................................................. 100.0% $32,630,376
                                                             =====  ===========

----------------
*   Non-income producing security.
    Rule 144A security
(a) The aggregate cost for federal income tax purposes is $34,096,197, the aggregate gross unrealized appreciation is $3,892,595, and the aggregate gross unrealized depreciation is $2,878,388, resulting in net unrealized appreciation of $1,014,207.

                       See Notes to Financial Statements.

                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 1998

ASSETS:
      Investments in securities, at value (identified cost
         $33,056,782) (Note 1) .................................   $ 35,110,404
      Receivables for:
        Investments sold .......................................      1,190,402
        Dividends ..............................................         66,330
        Capital stock sold .....................................        650,042
                                                                   ------------
             Total Assets ......................................     37,017,178
                                                                   ------------
LIABILITIES:
      Due to bank ..............................................        111,960
      Payables for:
        Investments purchased ..................................        349,605
        Capital stock redeemed .................................        221,922
        Foreign exchange contracts sold (Note 5) ...............      3,633,430
        Investment advisory fee (Note 2) .......................         17,233
        Foreign withholding taxes ..............................          9,893
        Shareholder servicing/eligible institution fees (Note 2)          6,628
        Administrative fee (Note 2) ............................          3,977
        Accrued expenses and other liabilities .................         32,154
                                                                   ------------
             Total Liabilities .................................      4,386,802
                                                                   ------------
NET ASSETS .....................................................   $ 32,630,376
                                                                   ============
Net Assets Consist of:
      Paid-in capital ..........................................   $ 71,153,682
      Distributions in excess of net investment income .........       (489,072)
      Accumulated net realized loss ............................    (36,462,766)
      Net unrealized depreciation ..............................     (1,571,468)
                                                                   ------------
Net Assets .....................................................   $ 32,630,376
                                                                   ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
    ($32,630,376 / 1,606,882 shares) ...........................         $20.31
                                                                         ======

                       See Notes to Financial Statements.

                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND
                             STATEMENT OF OPERATIONS
                                October 31, 1998

INVESTMENT INCOME:
      Income:
         Dividends (net of foreign withholding tax
           of $34,086) .........................................   $    279,226
         Interest ..............................................         28,642
                                                                   ------------
             Total Income ......................................        307,868
                                                                   ------------
      Expenses:
         Investment advisory fee (Note 2) ......................        281,852
         Shareholder servicing/eligible institution
            fees (Note 2) ......................................        108,405
         Administrative fee (Note 2) ...........................         65,043
         Custodian fee (Note 3) ................................        119,078
         Directors' fees and expenses (Note 2) .................         13,360
         Professional fees .....................................         40,062
         Miscellaneous expenses ................................         74,500
                                                                   ------------
         Total Expenses ........................................        702,300
             Fees paid indirectly ..............................        (78,735)
                                                                   ------------
             Net expenses ......................................        623,565
                                                                   ------------
      Net Investment Loss ......................................       (315,697)
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) (Notes 1 and 3):
      Net realized loss on investments and foreign
        exchange transactions ..................................    (20,849,302)
      Net realized loss on futures transactions ................       (117,132)
      Net change in unrealized depreciation on investments and
         foreign exchange translations .........................     15,355,772
                                                                   ------------
             Net Realized and Unrealized Loss ..................     (5,610,662)
                                                                   ------------
      Net Decrease in Net Assets Resulting from Operations .....   $ (5,926,359)
                                                                   ============

                       See Notes to Financial Statements.

                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                        For the years ended October 31,
                                                                        -------------------------------
                                                                             1998             1997
                                                                        ---------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
      Operations:
         Net investment income (loss) ...............................   $    (315,697)   $       1,856
         Net realized loss on investments, foreign exchange
           and future transactions ..................................     (20,966,434)      (9,573,901)
         Net change in unrealized appreciation (depreciation) on
           investments and foreign currency translations ............      15,355,772      (11,759,012)
                                                                        -------------    -------------
           Net decrease in net assets resulting from
             operations .............................................      (5,926,359)     (21,331,057)
                                                                        -------------    -------------
      Dividends and distributions declared (Note1):
         From net investment income .................................      (1,028,455)          (1,856)
         In excess of net investment income .........................      (2,160,330)      (1,232,885)
         From net realized gains ....................................            --         (1,393,227)
         In excess of net realized gains ............................            --         (2,266,428)
                                                                        -------------    -------------
           Total dividends and distributions declared ...............      (3,188,785)      (4,894,396)
                                                                        -------------    -------------
      Capital stock transactions (Note 4):
         Net proceeds from sales of capital stock ...................      57,199,326       35,999,815
         Net asset value of capital stock issued to shareholders in
           reinvestment of distributions ............................         147,105           43,114
         Net cost of capital stock redeemed .........................    (117,907,402)     (58,195,932)
                                                                        -------------    -------------
           Net decrease in net assets resulting from capital
             stock transactions .....................................     (60,560,971)     (22,153,003)
                                                                        -------------    -------------
           Total  decrease in net assets ............................     (69,676,115)     (48,378,456)
                                                                        -------------    -------------
NET ASSETS:
      Beginning of year .............................................     102,306,491      150,684,947
                                                                        -------------    -------------
      End of year (including distribution in excess of net investment income of $489,072 and undistributed net investment income
         of $1,344,152) .............................................   $  32,630,376    $ 102,306,491
                                                                        =============    =============

                       See Notes to Financial Statements.

                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND
                              FINANCIAL HIGHLIGHTS
 Selected per share data and ratios for a share outstanding throughout each year

                                                              For the years ended October 31,
                                               ------------------------------------------------------------
                                                1998         1997         1996         1995           1994
                                               ------       ------       ------       ------         ------
Net asset value, beginning of period.......... $24.52       $30.19        $29.88       $39.85        $39.87

Income from investment operations:
  Net investment income (loss)................  (0.20)        0.00(1),(2)   0.05(1)      0.11          0.14
  Net realized and unrealized gain............  (2.39)       (4.69)         1.62        (4.50)         1.26

Less dividends and distributions (Note 1):
  From net investment income..................  (0.52)       (0.00)(2)     (0.86)       (0.00)(2)     (0.14)
  In excess of net investment income..........  (1.10)       (0.25)        (0.50)         --            --
  From net realized gains.....................    --         (0.28)           --        (5.58)        (1.28)
  In excess of net realized gains.............    --         (0.45)           --          --            --
                                               ------       ------        ------       ------        ------
Net asset value, end of period................ $20.31       $24.52        $30.19       $29.88        $39.85
                                               ======       ======        ======       ======        ======

Total return.................................. (10.78)%     (16.03)%        5.65%      (10.62)%        3.48%

Ratios/Supplemental Data:
  Net assets, end of period (000's omitted).. $32,630     $102,306      $150,685     $114,932      $120,469
  Expenses as a percentage of average
    net assets:
    Expenses paid by Fund.....................   1.44%        1.19%         1.13%        1.24%         1.29%
    Expenses paid by commissions(3) ..........   --           0.01%         0.01%        0.05%          n/a
    Expenses offset arrangement...............   0.18%        0.06%         0.16%        0.14%          n/a
                                                -----        -----         -----       ------        ------
      Total expenses..........................   1.62%        1.26%         1.30%        1.43%         1.29%

  Ratio of net investment income (loss) to
     average net assets.......................  (0.73)%       0.00%(2)      0.16%        0.53%         0.39%
  Portfolio turnover rate.....................     91%          63%           58%          82%           86%

------------------------

(1)   Calculated using average shares outstanding for the year.

(2)   Less than $0.01 per share.

(3) A portion of the Fund's securities transactions are directed to certain unaffiliated brokers which in turn use a portion of the commissions they receive from the Fund to pay other unaffiliated service providers on behalf of the Fund for services provided for which the Fund would otherwise be obligated to pay.

                       See Notes to Financial Statements.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND
                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND
                          NOTES TO FINANCIAL STATEMENTS

      1. Organization and Significant Accounting Policies. The 59 Wall Street European Equity Fund and The 59 Wall Street Pacific Basin Equity Fund
(individually the "Fund" or collectively the "Funds") are separate non-diversified series of The 59 Wall Street Fund, Inc. (the "Corporation") which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-ended management investment company organized under the laws of the State of Maryland on July 19, 1990. The Funds commenced operations on November 1, 1990.

      Each Fund's financial statements are prepared in accordance with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions;
      (4) for purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors.

            B. Foreign Currency Translations. The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, each Fund may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transactions. The Funds do not isolate that portion of realized gain or loss on investments resulting from changes in foreign exchange rates on investments from the fluctuations arising from the changes in market prices of such investments. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized and unrealized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalents of the amounts actually

                     THE 59 WALL STREET EUROPEAN EQUITY FUND
                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND
                    NOTES TO FINANCIAL STATEMENTS (continued)

      received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

            C. Forward Foreign Currency Exchange Contracts.  The Funds may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Funds have no specific limitation on the percentage of assets which may be committed to these types of contracts. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Funds are determined using forward currency exchange rates supplied by a quotation service.

            D. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from the portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

            E. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. Each Fund files a tax return annually using tax accounting methods required under provisions of the Internal Revenue Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amounts of net investment income and net realized gain reported on these financial statements may differ from that reported on each Fund's tax return due to certain book-to-tax differences such as losses deferred due to "wash sale" transactions, utilization of capital loss carryforwards and the recognition of unrealized gains or losses on open forward foreign currency exchange contracts and passive foreign investment companies at year-end. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. Permanent differences are reclassified on the statement of assets and liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV. These distributions do not constitute a return of capital.

             F. Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date.

      2. Transactions with Affiliates.

      Investment Advisory Agreement. The Corporation has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which the Adviser receives a fee from each Fund calculated daily and paid monthly at an annual rate equivalent to 0.65% of each Fund's average daily net assets. For the year ended October 31, 1998, the European Equity Fund and the Pacific Basin Fund incurred $1,045,922 and $281,852, respectively, for advisory services.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND
                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND
                    NOTES TO FINANCIAL STATEMENTS (continued)

      Administrative Fee. The Corporation has an administrative agreement with Brown Brothers Harriman & Co. (the "Administrator") for which the Administrator receives a fee from each Fund calculated daily and paid monthly at an annual rate equivalent to 0.15% of each Fund's average daily net assets. The Administrator has a sub administration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the year ended October 31, 1998, the European Equity Fund and the Pacific Basin Equity Fund incurred $241,367 and $65,043, respectively, for administrative services.

      Shareholder Servicing/Eligible Institution Agreement. The Corporation has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman & Co. for which Brown Brothers Harriman & Co. receives a fee from each Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% if each Fund's average daily net assets. For the year ended October 31, 1998, the European Equity Fund and the Pacific Basin Equity Fund incurred $402,278 and $108,405, respectively, for such services.

      Board of Directors' Fee. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from each Fund. For the year ended October 31, 1998, the European Equity Fund and the Pacific Basin Equity Fund incurred $10,406 and $13,360, respectively, for these fees.

      3. Investment Transactions. For the year ended October 31, 1998, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were as follows:

                                             European         Pacific Basin
                                            Equity Fund        Equity Fund
                                            -----------        -----------
        Purchases.......................   $ 88,384,476        $ 38,616,649
        Sales...........................   $113,976,449        $189,760,811

      There were no purchases or sales of U.S. government obligations during the year. Custody fees for the European Equity Fund were reduced by $10,652 as a result of the Fund directing a portion of its portfolio transactions to certain unaffiliated brokers. Additionally, custody fees for the European Equity Fund and the Pacific Basin Equity Fund were further reduced by $24,176 and $78,735, respectively, as a result of an expense offset arrangement with the Fund's custodian.

      4. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as shares of each of the Funds. Transactions in shares of capital stock were as follows:

                                                                    For the years ended October 31,
                                                        ------------------------------------------------------
                                                         European Equity Fund        Pacific Basin Equity Fund
                                                        ----------------------       -------------------------
                                                        1998              1997          1998           1997
                                                       -------           ------        ------         -------
Capital stock sold................................    3,734,540         727,395       2,679,150      1,257,815
Capital stock issued in connection with reinvestment
   of dividends and distributions.................       55,002          21,179           7,079          1,499
Capital stock redeemed............................   (3,861,404)       (872,257)     (5,251,617)    (2,077,900)
                                                     ----------        --------      ----------     ----------
Net (decrease)....................................      (71,862)       (123,683)     (2,565,388)      (818,586)
                                                     ==========        ========      ==========     ==========

                     THE 59 WALL STREET EUROPEAN EQUITY FUND
                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND
                    NOTES TO FINANCIAL STATEMENTS (continued)

      5. Financial Instruments with Off-Balance Sheet Risk. At October 31, 1998, the Pacific Basin Equity Fund had outstanding forward foreign currency exchange contracts as a hedge to protect against possible changes in the foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Forward contracts involve elements of market risk in excess of the amount reflected in the Statements of Assets and Liabilities. The Funds bear risk of an unfavorable change in the foreign exchange rate underlying the forward contracts.

      Forward foreign currency exchange contracts open at October 31, 1998:

                                Contracts    In Exchange   Deliver   Unrealized
                                to deliver       For        Date    Depreciation
                                ----------   -----------   -------  ------------
Pacific Basin Equity
  Fund                   JPY* 3,581,000,000  $27,302,531  12/17/98   $3,633,430
                                                                     ----------
* Japanese Yen

      6. Federal Income Tax Status. At October 31, 1998, the Pacific Basin Equity Fund, for federal income taxes purposes, had a capital loss carryforward of $39,545,853 which may be applied against any net taxable realized gain of each succeeding year until the earlier of it utilization or expiration on October 31, 2006.

                          INDEPENDENT AUDITORS' REPORT

Board of Directors and Shareholders
The 59 Wall Street Fund, Inc.:

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of The 59 Wall Street European Equity Fund and The 59 Wall Street Pacific Basin Equity Fund (portfolios of The 59 Wall Street Fund, Inc.) as of October 31, 1998, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended October 31, 1998 and 1997, and the financial highlights for each of the years in the five-year period ended October 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 1998 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the respective portfolios of The 59 Wall Street Fund, Inc. at October 31, 1998, the results of their operations, the changes in their net assets, and their financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 11, 1998

Management's Discussion of fund performance

      The  following  investment   management  strategies  and  techniques  have
materially affected the Funds' performance for the fiscal year ended October 31, 1998.

European  Equity  Fund

      Accelerating economic growth and record low levels of inflation helped to propel most European equity markets to all time highs by July. Althought markets corrected sharply in August and September in response to events in Russia and concerns about global liquidity, European markets rallied again in October as the U.S. Federal Reserve and other central banks started to lower short term interest rates. Finland, Spain and Italy, markets in which the Fund was heavily represented, were among the biggest winners during the period, rising 57%, 47% and 40%, respectively.

      The European Equity Fund achieved a dollar-adjusted return of 19.3% for the period, and since its inception eight years ago, the Fund has provided its investors with a compound annual return of 12.6%. The Fund's investment strategy continues to focus on larger capitalization companies with visible earnings growth and reasonable valuations within the context of a more transparently competitive environment in Europe after the launch of European Monetary Union in January 1999.

                     European Equity Fund Growth of $10,000

[The following information was depicted as a line graph in the printed material]

                                  Total Return
          ------------------------------------------------------------
            One Year               Five Years             Inception
             Ended                   Ended               to 10/31/98
            10/31/98                10/31/98            (Annualized)
            --------                --------            ------------
             19.34%                  13.50%                12.57%

              DATE           European Equity Fund*       MSCI-Europe
              ----           ---------------------       -----------
            10/31/90                $10,000                $10,000
            11/30/90                 $9,924                $10,100
            12/31/90                 $9,784                 $9,954
             1/31/91                 $9,964                $10,288
             2/28/90                $10,460                $11,188
             3/31/91                 $9,880                $10,439
             4/30/91                $10,004                $10,329
             5/31/91                $10,144                $10,634
             6/30/91                 $9,500                 $9,740
             7/31/91                 $9,996                $10,415
             8/31/91                $10,108                $10,605
             9/30/91                $10,368                $10,923
            10/31/91                $10,160                $10,694
            11/30/91                 $9,904                $10,442
            12/31/91                $10,689                $11,258
             1/31/92                $10,746                $11,255
             2/29/92                $10,790                $11,299
             3/31/92                $10,435                $10,903
             4/30/92                $11,073                $11,505
             5/31/92                $11,549                $12,160
             6/30/92                $11,452                $11,933
             7/31/92                $10,972                $11,507
             8/31/92                $11,032                $11,469
             9/30/92                $10,895                $11,280
            10/31/92                $10,960                $10,493
            11/30/92                $11,218                $10,488
            12/31/92                $11,494                $10,728
             1/31/93                $11,340                $10,746
             2/28/93                $11,419                $10,868
             3/31/93                $11,762                $11,427
             4/30/93                $12,082                $11,680
             5/31/93                $12,223                $11,806
             6/30/93                $11,836                $11,633
             7/31/93                $11,871                $11,673
             8/31/93                $12,885                $12,698
             9/30/93                $12,929                $12,659
            10/31/93                $13,680                $13,186
            11/30/93                $13,606                $12,902
            12/31/93                $14,611                $13,870
             1/31/94                $15,322                $14,576
             2/28/94                $14,524                $14,060
             3/31/94                $13,730                $13,663
             4/30/94                $14,071                $14,228
             5/31/94                $13,448                $13,623
             6/30/94                $13,453                $13,480
             7/31/94                $14,094                $14,187
             8/31/94                $14,667                $14,637
             9/30/94                $14,094                $14,055
            10/31/94                $14,685                $14,668
            11/30/94                $13,960                $14,106
            12/31/94                $14,036                $14,187
             1/31/95                $13,906                $14,076
             2/28/95                $14,222                $14,396
             3/31/95                $14,896                $15,064
             4/30/95                $15,409                $15,546
             5/31/95                $15,505                $15,864
             6/30/95                $15,470                $16,014
             7/31/95                $15,998                $16,846
             8/31/95                $16,450                $16,198
             9/30/95                $16,400                $16,687
            10/31/95                $16,068                $16,608
            11/30/95                $15,842                $16,726
            12/31/95                $16,352                $17,257
             1/31/96                $16,404                $17,369
             2/29/96                $16,678                $17,685
             3/31/96                $17,219                $17,897
             4/30/96                $17,630                $18,026
             5/31/96                $17,966                $18,165
             6/30/96                $17,924                $18,365
             7/31/96                $17,445                $18,135
             8/31/96                $17,971                $18,674
             9/30/96                $18,165                $18,970
            10/31/96                $18,418                $19,508
            11/29/96                $19,192                $20,497
            12/31/96                $19,499                $20,894
             1/31/97                $19,317                $20,950
             2/28/97                $19,289                $21,227
             3/31/97                $19,874                $21,913
             4/30/97                $19,465                $21,804
             5/30/97                $20,391                $22,735
             6/30/97                $21,499                $23,872
             7/31/97                $22,237                $24,991
             8/31/97                $20,811                $23,563
             9/30/97                $22,783                $25,848
            10/31/97                $21,601                $24,577
            11/29/97                $21,931                $24,955
            12/31/97                $22,478                $25,867
             1/31/98                $23,429                $26,943
             2/28/98                $25,191                $29,050
             3/31/98                $27,172                $31,119
             4/30/98                $27,839                $31,722
             5/30/98                $28,169                $32,365
             6/30/98                $28,439                $32,719
             7/31/98                $29,060                $33,366
             8/31/98                $24,815                $29,169
             9/30/98                $24,016                $28,003
            10/31/98                $25,779                $30,244

*  net of fees and expenses

            Past performance is not predictive of future performance.

Pacific Basin Equity Fund

      Economic contractions throughout Asia over the past year created a difficult environment for equity investors in the region. As measured by the MSCI-Pacific Index, equity markets in the region declined 13.9% in US dollars during the year ending October 31, 1998. Worst hit by market declines and political uncertainties were Indonesia and Malaysia, down 77% and 63%, respectively. Australia was the only market in the region to post a positive return for the year, rising a modest 1.4%.

      The Pacific Basin Equity Fund continued to outperform the MSCI-Pacific Index on a relative basis over the fiscal year, declining only 10.8%. The outperformance was due, in part, to an absence of investment in markets such as Malaysia and Indonesia. The market risks associated with the economic and political uncertainties throughout Southeast Asia continue to justify this strategy. The returns generated by the Fund's investments in Japan also contributed to relative outperformance. The Fund's strategy of defensively hedging its Yen exposure back to U.S. dollars remained in place throughout the year.

                  Pacific Basin Equity Fund Growth of $10,000

[The following information was depicted as a line graph in the printed material]

                                  Total Return
           -------------------------------------------------------------
             One Year              Five Years              Inception
              Ended                   Ended                to 10/31/98
             10/31/98                10/31/98              (Annualized)
             --------                --------              ------------
              (10.78)%                (6.04)%                 2.68%

               DATE            Pacific Basin Fund*        EMSCI-Pacific
               ----            -------------------        -------------
             10/31/90                $10,000                 $10,000
             11/30/90                 $9,368                  $8,891
             12/31/90                 $9,580                  $9,270
              1/31/90                 $9,940                  $9,559
              2/28/90                $10,820                 $10,737
              3/31/91                $10,912                 $10,151
              4/30/91                $11,312                 $10,412
              5/31/91                $11,308                 $10,372
              6/30/91                $11,008                  $9,694
              7/31/91                $11,296                 $10,021
              8/31/91                $10,656                  $9,513
              9/30/91                $10,936                 $10,262
             10/31/91                $11,068                 $10,698
             11/30/91                $10,612                 $10,010
             12/31/91                $10,886                 $10,317
              1/31/92                $11,095                  $9,918
              2/29/92                $10,927                  $9,223
              3/31/92                $10,457                  $8,346
              4/30/92                $10,776                  $7,964
              5/31/92                $11,487                  $8,585
              6/30/92                $11,013                  $7,910
              7/31/92                $10,326                  $7,800
              8/31/92                $11,140                  $8,869
              9/30/92                $10,760                  $8,665
             10/31/92                $11,254                  $8,360
             11/30/92                $11,393                  $8,518
             12/31/92                $11,556                  $8,420
              1/31/93                $11,437                  $8,404
              2/28/93                $11,899                  $8,812
              3/31/93                $12,377                  $9,877
              4/30/93                $13,288                 $11,450
              5/31/93                $13,915                 $11,783
              6/30/93                $13,470                 $11,590
              7/31/93                $13,584                 $12,275
              8/31/93                $14,469                 $12,638
              9/30/93                $14,787                 $12,166
             10/31/93                $16,883                 $12,436
             11/30/93                $16,744                 $10,681
             12/31/93                $20,211                 $11,425
              1/31/94                $19,470                 $12,748
              2/28/94                $18,493                 $13,077
              3/31/94                $16,892                 $12,355
              4/30/94                $17,103                 $12,889
              5/31/94                $17,239                 $13,196
              6/30/94                $16,656                 $13,628
              7/31/94                $17,261                 $13,335
              8/31/94                $17,831                 $13,567
              9/30/94                $17,524                 $13,227
             10/31/94                $17,471                 $13,562
             11/30/94                $16,086                 $12,805
             12/31/94                $15,866                 $12,891
              1/31/95                $14,293                 $12,076
              2/28/95                $14,576                 $11,777
              3/31/95                $15,124                 $12,681
              4/30/95                $15,067                 $13,220
              5/31/95                $15,704                 $12,691
              6/30/95                $15,464                 $12,153
              7/31/95                $16,201                 $13,030
              8/31/95                $15,893                 $12,538
              9/30/95                $15,992                 $12,655
             10/31/95                $15,616                 $12,040
             11/30/95                $15,574                 $12,632
             12/31/95                $16,421                 $13,249
              1/31/96                $17,197                 $13,271
              2/29/96                $16,924                 $13,121
              3/31/96                $17,399                 $13,524
              4/30/96                $18,317                 $14,213
              3/31/96                $17,956                 $13,596
              6/30/96                $17,885                 $13,598
              7/31/96                $17,000                 $12,973
              8/31/96                $16,530                 $12,632
              9/30/96                $16,978                 $13,044
             10/31/96                $16,497                 $12,438
             11/29/96                $16,760                 $12,776
             12/31/96                $16,304                 $12,111
              1/31/97                $15,440                 $11,092
              2/28/97                $15,672                 $11,323
              3/31/97                $15,033                 $10,908
              4/30/97                $15,191                 $11,135
              5/30/97                $16,762                 $12,224
              6/30/97                $17,576                 $12,981
              7/31/97                $17,547                 $12,670
              8/31/97                $15,220                 $11,414
              9/30/97                $15,287                 $11,370
             10/31/97                $13,853                 $ 9,989
             11/29/97                $13,468                 $ 9,439
             12/31/97                $13,023                 $ 9,024
              1/31/98                $13,364                 $ 9,513
              2/28/98                $13,406                 $ 9,854
              3/31/98                $13,102                 $ 9,311
              4/30/98                $13,053                 $ 9,126
              5/30/98                $13,138                 $ 8,506
              6/30/98                $13,017                 $ 8,489
              7/31/98                $13,991                 $ 8,341
              8/31/98                $12,834                 $ 7,355
              9/30/98                $12,456                 $ 7,330
             10/31/98                $12,359                 $ 8,599

*   net of fees and expenses

           Past performance is not predictive of future performance.

The 59 Wall Street Fund, Inc.

Investment Adviser and
  Administrator
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
21 Milk Street
Boston, Massachusetts 02109

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005
(800) 625-5759

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.